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                            LOOMIS SAYLES FUNDS II

                                                                   June 4, 2007

Via EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re: Loomis Sayles Funds II
    (File Nos.: 33-39133 and 811-06241)

Dear Sir or Madam:

   Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the statement of additional information does not differ from that contained in the Post-Effective Amendment No. 45 that was filed electronically on May 30, 2007.

   If you have any questions regarding this filing, please do not hesitate to call me at (617) 449-2818.

                                                  Very truly yours,

                                                  /s/ John DelPrete
                                                  -----------------------------
                                                  John DelPrete
                                                  Assistant Secretary